Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2055 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2055 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.10%)
Since Inception	4.99%
Fidelity Freedom Blend 2055 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.25%)
Since Inception	3.37%
Fidelity Freedom Blend 2055 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.56%)
Since Inception	3.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F1682
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%	[1]

[1]	AFrom August 31, 2018.